Information by business segment and by geographic area	12 Months Ended
Dec. 31, 2017
Information by business segment and by geographic area
Information by business segment and by geographic area

3.   Information by business segment and by geographic area

The Company operated five reportable segments during this year: Ferrous Minerals, Coal, Base Metals, Fertilizers (presented as discontinued operations) and Others. The segments are aligned with products and reflect the structure used by Management to evaluate Company performance. The responsible bodies for making operational decisions, allocating resources and evaluating performance are the Executive Boards and the Board of Directors. The performance of the operating segments is assessed based on a measure of adjusted EBITDA.

The information presented to the Executive Board on the performance of each segment is derived from the accounting records, adjusted for reallocations between segments.

The main activities of the operating segments are as follows:

Ferrous minerals - Ferrous minerals comprises the production and extraction of iron ore, iron ore pellets and its logistic services (railroads, ports and terminals), manganese, ferroalloys and others ferrous products and services.

Coal - Coal comprises the extraction of metallurgical and thermal coal and its logistic services (railroads, ports and terminals).

Base metals - Base metals include the production and extraction of non-ferrous minerals, and are presented as nickel and its by-products (ferro-nickel, copper, gold, precious metals and others) and copper (copper concentrated).

Fertilizers (Discontinued operations) - Fertilizers include the production of the three major groups of nutrients (potash, phosphate and nitrogen) and other fertilizers products. The group of assets related to this segment is classified as “Non-current assets and liabilities associated with non-current assets held for sale” (note 14).

Others - Other comprises sales and expenses of other products, services, research and evaluation, investments in joint ventures and associates of other business and contingencies not directly related to the core business.

a)Adjusted EBITDA

The definition of adjusted EBITDA for the Company is the operating income or loss excluding (i) the depreciation, depletion and amortization, (ii) results on measurement or sales of non-current assets, (iii) impairment, (iv) onerous contracts and plus (v) dividends received and interest from associates and joint ventures.

	Year ended December 31, 2017
	Net operating revenue	Cost of goods sold and services rendered	Sales, administrative and other operating expenses	Research and evaluation	Pre operating and operational stoppage	Dividends received and interest from associates and joint ventures	Adjusted EBITDA
Ferrous minerals
Iron ore	18,524	(7,950)	(284)	(88)	(181)	30	10,051
Iron ore Pellets	5,653	(2,876)	(65)	(19)	(7)	81	2,767
Ferroalloys and manganese	469	(278)	(12)	—	(4)	—	175
Other ferrous products and services	483	(306)	5	(2)	—	19	199

	25,129	(11,410)	(356)	(109)	(192)	130	13,192

Coal	1,567	(1,354)	(44)	(14)	(4)	179	330

Base metals
Nickel and other products	4,667	(3,437)	(152)	(49)	(75)	—	954
Copper	2,204	(979)	(27)	(13)	—	—	1,185

	6,871	(4,416)	(179)	(62)	(75)	—	2,139

Others	400	(375)	(281)	(155)	(9)	97	(323)

Total of continuing operations	33,967	(17,555)	(860)	(340)	(280)	406	15,338

Discontinued operations (Fertilizers)	1,746	(1,606)	(102)	(12)	(25)	3	4

Total	35,713	(19,161)	(962)	(352)	(305)	409	15,342

	Year ended December 31, 2016
	Net operating revenue	Cost of goods sold and services rendered	Sales, administrative and other operating expenses	Research and evaluation	Pre operating and operational stoppage	Dividends received and interest from associates and joint ventures	Adjusted EBITDA
Ferrous minerals
Iron ore	15,784	(6,622)	(486)	(91)	(150)	10	8,445
Iron ore Pellets	3,827	(2,002)	(73)	(13)	(22)	103	1,820
Ferroalloys and manganese	302	(231)	(4)	—	(11)	—	56
Other ferrous products and services	438	(269)	(8)	(2)	(4)	—	155

	20,351	(9,124)	(571)	(106)	(187)	113	10,476

Coal	839	(872)	35	(15)	(41)	—	(54)

Base metals
Nickel and other products	4,472	(3,204)	(95)	(78)	(114)	4	985
Copper	1,667	(924)	(25)	(5)	—	—	713
Other base metals products	—	—	150	—	—	—	150

	6,139	(4,128)	30	(83)	(114)	4	1,848

Others	159	(259)	(157)	(116)	(1)	76	(298)

Total of continuing operations	27,488	(14,383)	(663)	(320)	(343)	193	11,972

Discontinued operations (Fertilizers)	1,875	(1,545)	(87)	(22)	(16)	4	209

Total	29,363	(15,928)	(750)	(342)	(359)	197	12,181

	Year ended December 31, 2015
	Net operating revenue	Cost of goods sold and services rendered	Sales, administrative and other operating expenses	Research and evaluation	Pre operating and operational stoppage	Dividends received and interest from associates and joint ventures	Adjusted EBITDA
Ferrous minerals
Iron ore	12,330	(7,604)	(398)	(121)	(124)	22	4,105
Iron ore Pellets	3,600	(2,121)	9	(4)	(24)	225	1,685
Ferroalloys and manganese	162	(175)	1	—	(19)	—	(31)
Other ferrous products and services	470	(341)	8	(3)	(2)	8	140

	16,562	(10,241)	(380)	(128)	(169)	255	5,899

Coal	526	(839)	(140)	(22)	(61)	28	(508)

Base metals
Nickel and other products	4,693	(3,393)	(154)	(103)	(411)	—	632
Copper	1,470	(903)	(32)	(8)	(1)	—	526
Other base metals products	—	—	230	—	—	—	230

	6,163	(4,296)	44	(111)	(412)	—	1,388

Others	133	(139)	(160)	(134)	—	35	(265)

Total of continuing operations	23,384	(15,515)	(636)	(395)	(642)	318	6,514

Discontinued operations (Fertilizers)	2,225	(1,469)	(37)	(82)	(70)	—	567

Total	25,609	(16,984)	(673)	(477)	(712)	318	7,081

Adjusted EBITDA is reconciled to net income (loss) as follows:

From Continuing operations

	Year ended December 31
	2017	2016	2015
Adjusted EBITDA from continuing operations	15,338	11,972	6,514

Depreciation, depletion and amortization	(3,708)	(3,487)	(3,719)
Dividends received and interest from associates and joint ventures	(406)	(193)	(318)
Impairment and other results on non-current assets	(294)	(1,240)	(8,708)

Operating income (loss)	10,930	7,052	(6,231)
Financial results, net	(3,019)	1,843	(10,654)
Equity results in associates and joint ventures	98	309	(445)
Impairment and other results in associates and joint ventures	(180)	(1,220)	(349)
Income taxes	(1,495)	(2,781)	5,249

Net income (loss) from continuing operations	6,334	5,203	(12,430)
Net income (loss) attributable to noncontrolling interests	21	(8)	(501)

Net income (loss) attributable to Vale’s stockholders	6,313	5,211	(11,929)

From Discontinued operations

	Year ended December 31
	2017	2016	2015
Adjusted EBITDA from discontinued operations	4	209	567

Depreciation, depletion and amortization	(1)	(347)	(310)
Dividends received and interest from associates and joint ventures	(3)	(4)	—
Impairment of non-current assets	(885)	(1,738)	(157)

Operating income (loss)	(885)	(1,880)	100
Financial results, net	(28)	20	(147)
Equity results in associates and joint ventures	(2)	3	6
Income taxes	102	630	(149)

Loss from discontinued operations	(813)	(1,227)	(190)
Net income (loss) attributable to noncontrolling interests	(7)	2	10

Loss attributable to Vale’s stockholders	(806)	(1,229)	(200)

b)Assets by segment

	Year ended December 31, 2017
	Product inventory	Investments in associates and joint ventures	Property, plant and equipment and intangible (i)	Additions to property, plant and equipment and intangible (ii)	Depreciation, depletion and amortization (iii)
Ferrous minerals	1,770	1,922	36,103	2,679	1,767
Coal	82	317	1,719	118	297
Base metals	1,009	13	23,603	1,010	1,614
Others	6	1,316	1,946	24	30

Total	2,867	3,568	63,371	3,831	3,708

	Year ended December 31, 2016
	Product inventory	Investments in associates and joint ventures	Property, plant and equipment and intangible (i)	Additions to property, plant and equipment and intangible (ii)	Depreciation, depletion and amortization (iii)
Ferrous minerals	1,134	1,808	34,834	3,246	1,618
Coal	126	285	1,907	612	191
Base metals	1,110	12	23,372	1,057	1,658
Others	3	1,591	2,177	36	20

Total	2,373	3,696	62,290	4,951	3,487

(i)  Goodwill is allocated mainly in ferrous minerals and base metals segments in the amount of US$2,157 and US$1,953 in December 31, 2017 and US$1,246 and US$1,835 in December 31, 2016, respectively.

(ii)  Includes only cash effect.

(iii)  Refers to amounts recognized in the income statement.

c)   Investment in associates and joint ventures, intangible and property, plant and equipment by geographic area

	December 31, 2017				December 31, 2016
	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total
Brazil	2,993	6,231	33,782	43,006	3,172	4,720	34,509	42,401
Canada	—	2,118	10,967	13,085	—	2,002	10,267	12,269
Americas, except Brazil and Canada	200	—	427	627	185	—	30	215
Europe	—	—	394	394	—	—	639	639
Indonesia	—	—	2,787	2,787	—	—	2,972	2,972
Asia, except Indonesia	372	—	1,100	1,472	339	—	1,201	1,540
Australia	—	—	45	45	—	—	43	43
New Caledonia	—	—	2,965	2,965	—	—	3,087	3,087
Mozambique	—	143	1,532	1,675	—	149	1,715	1,864
Oman	—	1	868	869	—	—	956	956
Other regions	3	—	11	14	—	—	—	—

Total	3,568	8,493	54,878	66,939	3,696	6,871	55,419	65,986

d)   Net operating revenue by geographic area

	Year ended December 31, 2017
	Ferrous minerals	Coal	Base metals	Others	Total
Americas, except United States and Brazil	593	—	1,009	70	1,672
United States of America	355	—	872	83	1,310
Germany	1,097	—	292	—	1,389
Europe, except Germany	1,721	396	1,985	11	4,113
Middle East/Africa/Oceania	1,768	171	13	—	1,952
Japan	1,927	130	399	—	2,456
China	13,442	—	576	—	14,018
Asia, except Japan and China	1,332	711	1,539	—	3,582
Brazil	2,894	159	186	236	3,475

Net operating revenue	25,129	1,567	6,871	400	33,967

	Year ended December 31, 2016
	Ferrous minerals	Coal	Base metals	Others	Total
Americas, except United States and Brazil	334	20	1,172	—	1,526
United States of America	232	—	749	24	1,005
Germany	1,077	—	302	—	1,379
Europe, except Germany	1,482	218	1,552	17	3,269
Middle East/Africa/Oceania	1,252	95	20	—	1,367
Japan	1,292	121	328	—	1,741
China	11,985	63	699	—	12,747
Asia, except Japan and China	912	305	1,173	—	2,390
Brazil	1,785	17	144	118	2,064

Net operating revenue	20,351	839	6,139	159	27,488

	Year ended December 31, 2015
	Ferrous minerals	Coal	Base metals	Others	Total
Americas, except United States and Brazil	359	18	1,122	—	1,499
United States of America	30	—	804	21	855
Germany	1,042	—	391	—	1,433
Europe, except Germany	1,464	102	1,530	—	3,096
Middle East/Africa/Oceania	1,009	97	84	—	1,190
Japan	1,512	74	373	—	1,959
China	8,400	44	651	—	9,095
Asia, except Japan and China	1,081	169	990	—	2,240
Brazil	1,665	22	218	112	2,017

Net operating revenue	16,562	526	6,163	133	23,384

Accounting policy

Revenue is recognized when Vale transfers to its customers all of the significant risks and rewards of ownership of the product sold or when the services are rendered. Net revenue excludes any applicable sales taxes and is recognized at the fair value of the consideration received or receivable to the extent that it is probable that economic benefits will flow to Vale and the revenues can be reliably measured.

Depending on the contract, revenue sales can be recognized when the product is available at the loading port, loaded on the ship, at the port of discharge or at the custumer’s warehouse. Service revenues are recognized in the amount by which the services are rendered and accepted by the customer.

In some cases, the sale price is determined on a provisional basis at the date of sale and adjustments to the sales price subsequently occur based on movements in the quoted market or contractual prices up to the date of final pricing. Revenue is recognized based on the estimated fair value of the total consideration receivable, and the provisionally priced sales mechanism embedded within these sale arrangements has the character of a derivative. Accordingly, the fair value of the final sales price adjustment is re-estimated continuously and changes in fair value are recognized as operational revenue in the income statement.

Amounts billed to customers for shipping related to products sold by the Company are recognized as revenue when the Company is responsible for shipping. Shipping costs are recognized as operating costs.

Commodity price risk — The commodity price risk arises from volatility of iron ore, nickel, copper and coal prices. The Company is mostly exposed to the fluctuations in the iron ore and copper price. The selling price these products can be measured reliably at each period, since the price is quoted on an active market.

As of December 31, 2017, the Company had 33 million tons (2016: 36 million tons) provisionally priced based on iron ore forward prices and 106 thousand tons (2016: 116 thousand tons) provisionally priced based on copper forward prices. The final price of these sales will be determined during the first quarter of 2018. A 10% change in the price of iron ore realized on the provisionally priced sales, all other factors held constant, would increase or reduce net income by US$227. A 10% change in the price of copper realized on the provisionally priced sales, all other factors held constant, would increase or reduce net income by US$86.